Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Sales and Purchases with Related Parties
The following table summarizes the Company’s sales and purchases with related parties within the ordinary course of business:

	Year ended December 31,
(in millions)	2017	2016	2015
CD&R:
Sales to affiliate companies	5.3	7.7	29.7
Purchases from affiliate companies	6.0	16.5	19.9
Temasek:
Sales to affiliate companies	10.1	14.4	19.8
Purchases from affiliate companies	0.7	10.1	0.1
CVC (1):
Sales to affiliate companies	—	0.5	1.9
Purchases from affiliate companies	—	—	8.8

(1)	Sales and purchases related information for CVC is disclosed until August 31, 2016.

Summary of Receivables Due from and Payables Due to Related Parties	The following table summarizes the Company’s receivables due from and payables due to related parties:

	December 31,
(in millions)	2017	2016
Due from affiliates	$1.0	$2.3
Due to affiliates	0.2	2.1